Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plans, Plan Assets	$ 289
Multiemployer Plans, Accumulated Benefit Obligation	405
Defined Contribution Plan, Cost Recognized	17	$ 18	$ 19
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	21
Defined Benefit Plan, Benefit Obligation	381	394	425
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	8
Defined Benefit Plan, Benefit Obligation	404	391	415
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	4
Defined Benefit Plan, Benefit Obligation	81	82	$ 115
Supplemental plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 19	$ 17
Supplemental Plan, Cost Recognized	3	less than $1 million	less than $1 million
Equity securities [member] | Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	65.00%	60.00%
Debt securities [member] | Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%	40.00%
Common collective trusts [member] | U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	65.00%	65.00%
Common collective trusts [member] | International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	65.00%	65.00%
Bonds [Member] | U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%	35.00%
Bonds [Member] | International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%	35.00%